Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
SA U.S. Fixed Income Fund
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,010	$ 10,027	$ 10,286	$ 10,433	$ 10,382	$ 9,798	$ 9,959	$ 10,484	$ 11,114	$ 11,516
SA Global Fixed Income Fund
Account Value [Line Items]
Accumulated Value	10,000	9,967	9,971	10,360	10,512	10,534	9,744	9,847	10,358	10,946	11,376
SA U.S. Core Market Fund
Account Value [Line Items]
Accumulated Value	10,000	11,781	13,655	14,924	15,866	22,202	19,440	23,171	28,568	32,319	39,123
SA U.S. Value Fund
Account Value [Line Items]
Accumulated Value	10,000	12,067	13,225	13,546	11,728	17,494	16,115	17,938	20,801	22,585	30,092
SA U.S. Small Company Fund
Account Value [Line Items]
Accumulated Value	10,000	12,090	13,859	13,314	11,895	18,894	16,014	18,462	20,572	22,216	29,240
SA International Value Fund
Account Value [Line Items]
Accumulated Value	10,000	12,581	13,663	12,860	10,594	15,218	13,914	16,286	18,334	22,454	28,950
SA International Small Company Fund
Account Value [Line Items]
Accumulated Value	10,000	12,287	13,313	12,242	11,353	16,341	13,019	14,563	15,999	19,709	23,140
SA Emerging Markets Value Fund
Account Value [Line Items]
Accumulated Value	10,000	12,442	13,093	13,219	10,629	15,572	13,225	14,246	16,625	18,344	25,406
SA Real Estate Securities Fund
Account Value [Line Items]
Accumulated Value	10,000	9,702	10,007	11,340	10,493	13,806	12,907	12,268	12,956	14,031	15,986
SA Worldwide Moderate Growth Fund
Account Value [Line Items]
Accumulated Value	10,000	11,504	12,437	12,752	11,817	15,800	14,383	15,903	17,950	20,048	24,216
SA U.S. Fixed Income Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,966	9,926	10,705	11,637	11,602	10,412	10,302	10,566	11,201	11,628
SA U.S. Fixed Income Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,036	10,060	10,494	10,939	10,995	10,582	10,632	11,145	11,802	12,173
SA Global Fixed Income Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,933	10,105	10,893	11,559	11,548	10,439	10,390	10,790	11,434	11,801
SA Global Fixed Income Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,034	10,137	10,579	10,966	10,981	10,621	10,687	11,222	11,908	12,290
SA U.S. Core Market Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,854	13,611	14,857	15,832	22,822	19,593	23,328	28,784	33,147	40,777
SA U.S. Value Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,854	13,611	14,857	15,832	22,822	19,593	23,328	28,784	33,147	40,777
SA U.S. Value Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,678	12,700	13,841	13,259	18,777	17,926	20,275	23,822	26,578	32,837
SA U.S. Small Company Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,854	13,611	14,857	15,832	22,822	19,593	23,328	28,784	33,147	40,777
SA U.S. Small Company Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,185	14,204	13,823	12,606	20,507	15,714	17,895	19,694	21,535	28,287
SA International Value Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,948	12,857	12,894	12,249	16,471	13,545	15,759	17,454	20,776	25,108
SA International Value Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,354	12,952	12,780	10,879	14,931	13,317	15,526	17,494	21,509	27,417
SA International Small Company Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,948	12,857	12,894	12,249	16,471	13,545	15,759	17,454	20,776	25,108
SA International Small Company Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,113	13,427	12,629	12,069	16,693	12,674	13,890	14,968	18,416	22,154
SA Emerging Markets Value Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,188	13,077	13,403	12,917	18,472	14,083	14,588	16,632	18,860	26,188
SA Emerging Markets Value Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,681	13,342	14,212	12,257	17,733	14,797	15,689	17,898	20,999	29,606
SA Real Estate Securities Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,854	13,611	14,857	15,832	22,822	19,593	23,328	28,784	33,147	40,777
SA Real Estate Securities Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,968	10,410	11,833	11,126	14,665	13,812	13,216	13,960	15,309	17,565
SA Worldwide Moderate Growth Fund Regulatory Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	11,884	13,178	13,833	14,008	19,617	16,387	19,030	22,570	26,127	32,340
SA Worldwide Moderate Growth Fund Additional Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,080	$ 11,971	$ 12,899	$ 13,677	$ 16,904	$ 14,836	$ 16,428	$ 18,746	$ 21,025	$ 24,179